Common Stock - Summary of Stock Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Shares under Stock Option, Beginning of the Year	9,473,482	10,481,750	11,039,544
Number of Shares Granted	2,832,587	2,239,088	2,277,946
Number of Shares Cancelled	(303,417)	(228,137)	(241,174)
Number of Shares Exercised	(1,366,459)	(3,019,219)	(2,594,566)
Number of shares under stock option, End of the year	10,636,193	9,473,482	10,481,750
Number of stock options vested and expected to be vest, exercisable	5,831,091	4,823,331	5,073,965
Weighted Average Exercise Price, Beginning of year	$ 58.69	$ 47.20	$ 38.01
Weighted Average Exercise Price, Stock Options Granted	$ 69.37	$ 84.58	$ 79.68
Weighted Average Exercise Price, Stock Options Canceled	$ 72.43	$ 60.28	$ 40.20
Weighted Average Exercise Price, Stock Options Exercised	$ 77.44	$ 82.26	$ 36.84
Weighted Average Exercise Price, End of the year	$ 63.29	$ 58.69	$ 47.20
Weighted Average Exercise Price, Stock Options Exercisable	$ 53.46	$ 43.99	$ 38.47